Sales - Trade receivables - Long-term trade receivables (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue [abstract]
Long-term trade receivables, headset sales, installments, term, bottom of range	12 months
Change in IFRS 9 provision	€ (2)	€ 33	€ (2)